COMMITMENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2020, the holders of the Founder Shares, Private Securities, equity participation shares and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Securities or warrants issued upon conversion of Working Capital Loans) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

GLOBIS ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2020

Underwriting Agreement

The underwriters are entitled to receive the 402,500 equity participation shares upon the consummation of a Business Combination. The equity participation shares have been placed in escrow until the consummation of a Business Combination. If a Business Combination is not consummated, the equity participation shares will be forfeited by the underwriters. The Company accounted for the equity participation shares as an expense of the Initial Public Offering, resulting in a charge directly to stockholders’ equity. The fair value of the equity participation shares is estimated to be $4,025,000, based upon the offering price of the Units of $10.00 per Unit.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2020, the holders of the Founder Shares, Private Securities, equity participation shares and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Securities or warrants issued upon conversion of Working Capital Loans) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

GLOBIS ACQUISITION CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

(UNAUDITED)

Underwriting Agreement

The underwriters are entitled to receive the 402,500 equity participation shares upon the consummation of a Business Combination. The equity participation shares have been placed in escrow until the consummation of a Business Combination. If a Business Combination is not consummated, the equity participation shares will be forfeited by the underwriters. The Company accounted for the equity participation shares as an expense of the Initial Public Offering, resulting in a charge directly to stockholder’s equity. The fair value of the equity participation shares is estimated to be $4,025,000, based upon the offering price of the Units of $10.00 per Unit.